Schedule of Activity in Real Estate Facilities (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) ft²		Dec. 31, 2020 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Construction in process placed in service				$ 13,000,000
Improvements and additions	$ 5,074,642	$ 12,151,893	[1]
Florida | Acquisition of Self Storage Facility Riverview
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Improvements and additions		$ 2,300,000
Rentable area added to existing self storage facility | ft²		25,400
Number of units added to existing self storage facility | ft²		150

[1]	Included herein is an addition to our Riverview, Florida property of approximately $2.3 million, which added approximately 25,400 net rentable square feet and approximately 150 additional units, and opened in June of 2021. The remainder consists primarily of solar panel installations, LED lighting conversions, and other general capital improvements.